UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09084
The Weiss Fund

(Exact name of registrant as specified in charter)
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418

(Address of principal executive offices) (Zip code)
Jeffrey B. Wilson, Esq.
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418

(Name and address of agent for service)
Registrant’s telephone number, including area code: 561-515-8558
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets, September 30, 2009
(Unaudited)

Description and Percentage of Net Assets	Par (000)	Value
U.S. Treasury Bills — 48.3%
0.345%, 10/01/2009	$10,000	$10,000,000
0.774%, 10/22/2009	15,000	14,993,350
0.213%, 12/31/2009	10,000	9,994,629
0.202%, 03/18/2010	20,000	19,981,333

Total U.S. Treasury Bills (Cost $54,969,312)		54,969,312

Repurchase Agreements — 48.4%

Fidelity Repurchase Agreement 0.010% due 10/01/09 (dated 9/29/09; proceeds$55,000,031, collateralized by $55,000,000 U.S. Treasury Bills, 0.000% due 2/18/10, valued at $56,136,000) (Cost $55,000,000)	55,000	55,000,000

	Shares
Short–Term Investments — 3.4%
BlackRock Liquidity Funds T-Fund — Institutional Shares (Cost $3,859,187)	3,859,187	3,859,187

Total Investments — 100.1% (Cost $113,828,499)*		113,828,499

See accompanying Notes to Statement of Net Assets.

1

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets, September 30, 2009 (Continued)
(Unaudited)

Description and Percentage of Net Assets	Value
Liabilities in Excess of Other Assets — (0.1%)
Fund Shares Redeemed Payable	$(50,003)
Dividend Payable	(2,356)
Accrued Administrative Expense	(16,186)
Accrued Custody Expense	(4,019)
Accrued Legal Expense	(43,409)
Accrued Printing Expense	(17,870)
Accrued Transfer Agent Expense	(17,178)
Other Liabilities	(14,575)
Due from Advisor	86,176
Other Assets	8,189

(71,231)

Net Assets — 100.0% (Equivalent to $1.00 per share based on 113,757,666 shares of capital stock outstanding)	$113,757,268

Net Asset Value, Offering and Redemption Price Per Share ($113,757,268 / 113,757,666 shares outstanding)	$1.00

*	Aggregate cost for financial reporting and federal income tax purposes is substantially the same.
See accompanying Notes to Statement of Net Assets.

2

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets (Concluded)
September 30, 2009
(Unaudited)
1. Portfolio Valuation: The Fund’s securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant accretion or amortization to maturity of any applicable discount or premium.
2. Fair Value Measurements:
The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierachy below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

			Level 2	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
	September 30, 2009	Quoted Price	Input	Input

U.S. Treasury Bills	$54,969,312	$—	$54,969,312	$—
Repurchase Agreements	55,000,000	—	55,000,000	—
Short Term Investments	3,859,187	3,859,187		—

Total Investments	$113,828,499	$3,859,187	$109,969,312	$—

For more information with regards to significant accounting policies, see the most recent Semi-Annual Report to Shareholders filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Weiss Fund

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels
Sharon A. Parker-Daniels, President
(principal executive officer)
Date	November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels
Sharon A. Parker-Daniels, President
(principal executive officer)

Date	November 13, 2009

By (Signature and Title)*	/s/ Jeffrey S. Rano

Jeffrey S. Rano, Treasurer
(principal financial officer)

Date	November 13, 2009

*	Print the name and title of each signing officer under his or her signature.